Non-Life, Life and Pension - Claims Net of Reinsurance Ceded (Details) - Non Life Claims Net Of Reinsurance Ceded One [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	R$ 224,368
Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	60,662
Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	55,930
Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	98,625
Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	93,984
Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	143,226
Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	159,074
Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	198,152
Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	265,617
Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	463,265
Claims Gross Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	1,693,157
Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Claims reported by policyholders	56,226,402
Payments for premiums and claims, annuities and other policy benefits	(52,770,342)
Claims incurred but not reported	3,456,060
Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,229,684)
Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,160,509)
Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,719,331)
Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(5,141,266)
Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(5,183,175)
Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(5,079,834)
Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,688,115)
Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,134,142)
Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,912,842)
Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(6,104,508)
Claims Gross Reinsurance Year Claims Were Notified Until 2022 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(5,416,936)
Ten Years After Notification [Member] | Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,454,052
Nine Years After Notification [Member] | Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,221,171
Eight years after notification [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,775,261
Seven years after notification [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,239,891
Six years after notification [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,277,159
Five years after notification [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,223,060
Four years after notification [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,847,189
Three years after notification [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,332,294
Two years after notification [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,178,459
One year after notification [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	6,567,773
In the year after notification [Member] | Claims Gross Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	7,110,093
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,257,561
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,326,906
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,069,079
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,459,585
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,413,512
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,213,956
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,831,466
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,758,715
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,131,215
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	6,573,667
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	7,110,093
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,134,444
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,148,519
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,889,217
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,355,503
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,280,798
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,186,209
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,800,313
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,316,075
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,190,411
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	6,567,773
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,151,462
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,158,528
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,902,783
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,302,462
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,270,944
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,218,280
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,844,555
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,381,409
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,178,459
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,163,604
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,184,738
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,802,886
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,243,714
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,262,666
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,213,961
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,867,548
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,332,294
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,191,766
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,165,035
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,781,938
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,242,728
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,270,203
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,238,877
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,847,189
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,197,799
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,189,183
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,775,574
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,226,434
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,300,596
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,223,060
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,218,005
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,193,407
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,774,017
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,242,573
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,277,159
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,224,281
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,210,256
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,796,556
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	5,239,891
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,230,263
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,222,636
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,775,261
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,253,396
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,221,171
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	R$ 4,454,052